NON-CONTROLLING INTERESTS	12 Months Ended
Mar. 31, 2019
Disclosure of non-controlling interests [Abstract]
NON-CONTROLLING INTERESTS

14.	NON-CONTROLLING INTERESTS

The continuity of non-controlling interests is summarized as follows:

	Henan	Henan		Guangdong
	Found	Huawei	Yunxiang	Found	SX Gold	Total
Balance, April 1, 2017	$53,812	$4,084	$3,664	$(2,848)	$(3,898)	$54,814
Share of net income (loss)	10,230	1,313	(374)	341	392	11,902
Share of other comprehensive income (loss)	4,476	512	242	(38)	(48)	5,144
Distributions	(2,917)	-	-	-	-	(2,917)
Balance, March 31, 2018	$65,601	$5,909	$3,532	$(2,545)	$(3,554)	$68,943
Share of net income (loss)	9,992	892	(365)	352	1,452	12,323
Share of other comprehensive (loss) income	(3,687)	(204)	(150)	954	23	(3,064)
Distributions	(11,565)	(1,694)	-	-	-	(13,259)
Acquisition of non-controlling interest	-	-	-	1,794	-	1,794
Disposition upon wound-up of a subsidiary	-	-	-	(1,002)	-	(1,002)
Balance, March 31, 2019	$60,341	$4,903	$3,017	$(447)	$(2,079)	$65,735

As at March 31, 2019, non-controlling interests in Henan Found, Henan Huawei, Yunxiang, Guangdong Found and SX Gold were 22.5%, 20%, 30%, 1% and 22.5%, respectively.

Henan Non-ferrous Geology Minerals Ltd. (“Henan Non-ferrous”) is the 17.5% equity interest holder of Henan Found. During the year ended March 31, 2019, Henan Found declared and paid dividends of $8,995 (year ended March 31, 2018 – declared and paid dividends of $2,269 along with dividends of $3,786 that was declared and accrued in the prior year) to Henan Non-ferrous.

Henan Xinxiangrong Mining Ltd. (“Henan Xinxiangrong”) is the 5% equity interest holder of Henan Found. During the year ended March 31, 2019, Henan Found declared and paid dividends of $2,570 (year ended March 31, 2018 – declared and paid dividends of $648 along with dividends of $1,082 that was declared and accrued in the prior year) to Henan Xinxiangrong.

Henan Xinhui Mining Co., Ltd. (“Henan Xinhui”) is a 20% equity interest holder of Henan Huawei. For the year ended March 31, 2019, Henan Huawei declared and paid dividends of $1,694 (year ended March 31, 2018 – nil) to Henan Xinhui.

GRT Mining Investment (Beijing) Co., Ltd. (“GRT”) was the 5% equity holder of Guangdong Found and a related party of the Company as it is controlled by a relative of an officer and director of the Company. In October 2018, the Company exercised its first right of refusal and entered into an agreement with GRT to acquire its 4% ownership in Guangdong Found for cash consideration of $2.2 million (RMB¥15 million). As at March 31, 2019, the non-controlling interest in Guangdong Found was reduced to 1% since the transaction was completed and cash consideration of $1,121 (RMB¥7.5 million) was paid to GRT.